UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-23216

FS Series Trust

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Series Trust

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1.    Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017 with respect to which FS Multi-Strategy Alternatives Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Series Trust

By:	/S/ MICHAEL C. FORMAN
Name: Michael C. Forman
Title: President
Date: August 24, 2017